BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS (Details) $ in Millions, $ in Millions	Sep. 29, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)		Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)
Disclosure of detailed information about borrowings [line items]
Obligations granted by domestic banks			$ 6,001,619			$ 4,758,772
Obligations granted by foreign banks		$ 5,200,507	5,200,507	[1]		9,200,571	[1]
Total			$ 11,202,126			$ 13,959,343
Purchase price of shares	$ 289
BAM Financial Corporation (BFC)
Disclosure of detailed information about borrowings [line items]
Obligations granted by foreign banks					$ 2,904
Common shares | BAM Financial Corporation (BFC)
Disclosure of detailed information about borrowings [line items]
Percentage of voting equity interests acquired	40.00%

[1]	As of December 31, 2019, the Bank has recognized a financial liability with BAM Financial Corporation (BFC) amounting to USD 290,4 millions, due to its obligation to pay cash in future to purchase the non-controlling shares of Grupo Agromercantil Holding (GAH). On February 2020, BFC notified its decision to exercise this put option for sale ownership interest on GAH. The purchase of 40% of the common stock of GAH from BFC, was completed on September 29, 2020 and the price was for USD 289 millions. See note 1 Reporting entity.